10. Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders Equity
Stockholders' Equity

Preferred stock

The Company’s Articles of Association allows for the issuance of convertible preferred stock in the amount of 10,000,000 shares at a par value of $0.0756 per share with the rights as described in those articles. Holders of the preferred stock have the same voting rights as holders of ordinary stock. All other material rights are to be determined by special resolution of the Company. No shares of convertible preferred stock have been issued as of December 31, 2012 and 2013.

Ordinary shares

During October 2006 the Company closed its initial public offering of 1,133,500 ordinary shares at RMB47.27 per share under the terms of the offering and realized gross proceeds of RMB53,581,679 before cash offering costs of RMB8,738,655. In addition, the Company issued the placement agents warrants to purchase 113,350 ordinary shares at RMB56.19 per share for a period of five years. The Company accounted for the warrants as an additional offering cost. On December 21, 2007, warrants to purchase 20,000 ordinary shares were exercised. The Company received RMB1,060,992 proceeds and recorded RMB1,049,852 additional paid-in capital. On October 3, 2007, $5,000,000 of convertible notes was converted into 200,080 ordinary shares at a conversion price of $24.99 per share; the Company recorded RMB47,305,512 additional paid-in capital for this conversion. In connection with the Royalstone acquisition, the Company issued 71,122 ordinary shares on December 31, 2007 as part of the satisfaction of the purchase obligation.

On January 3, January 7, March 19 and May 5 of 2008, warrants to purchase 20,000, 16,675, 16,675 and, 17,500 ordinary shares were exercised by the placement agents of the initial public offering, respectively. The Company received RMB3,657,908 proceeds and recorded RMB3,619,526 additional paid-in capital. In July and August of 2008, US$4,000,000 of convertible notes was converted into 210,526 ordinary shares at a conversion price of $19 per share; the Company recorded RMB14,834,371 additional paid-in capital for this conversion. In connection with the Royalstone acquisition, the Company issued 66,035 ordinary shares on September 1, 2008 as part of the satisfaction of the purchase obligation, and finally, the Company issued 83,944 and 6,184 ordinary shares on September 1, 2008 and November 25, 2008 to the Proadvancer and Healthfield acquisition, respectively.

On November 18, 2009, in connection with the Healthfield acquisition, the Company issued 6,183 ordinary shares as the final satisfaction of the purchase obligation.

On December 11, 2009, the Company adopted a share incentive plan (the “2009 Plan”), which reserved 332,000 ordinary shares for issuance. Under the 2009 Plan, 84,000 and 69,000 restricted shares are granted to members of the board of directors and senior management, respectively. The Company recorded RMB1,711,356 additional paid-in capital for this award. Restricted shares vested over a three year period with the first 25% vested on the grant day. No restricted shares were issued or registered as of December 31, 2011.

On February 11 and February 12, 2010, in connection with Royalstone acquisition and Proadvancer acquisition, the Company issued 169,584 and 60,405 ordinary shares as the final satisfaction of the purchase obligations, respectively.

On March 29 and April 15, 2010, options to purchase 793 and 330 ordinary shares were exercised by two employees, respectively.

On September 23, 2010, the Company signed a Share Purchase Agreement (“September Agreement”) to sell 337,685 ordinary shares to 13 purchasers including board members, management and key employees of the Company for total cash consideration of RMB12.2 million (US$1.8 million). The price of the shares is equal to US$5.37 per share, the average closing price of the Company’s ordinary shares for the 20 consecutive trading days ending on, and including, September 23, 2010. 152,604 of the shares was purchased by eFuture Inc., a Cayman Islands holding company controlled by the Company’s chairman and Chief Executive Officer, Adam Yan. The remaining 185,081 shares were sold to 12 individuals including a board member (other than independent directors), management and key employees of the Company. The net proceeds from the sale of ordinary shares is used for general corporate purposes. The shares are restricted within 180-day lockup periods. The issuance or register of such shares was completed on January 6, 2011.

Subsequent to the issuance in September Agreement, the Company was contacted by both Capital Ventures International (“Capital Ventures”) and Hudson Bay Master Fund Ltd. (“Hudson Bay”), each of which holds Series A Warrants in connection with a financing transaction completed on March 13, 2007. Each of Capital Ventures and Hudson Bay claimed that the September Agreement constituted a dilutive issuance under their outstanding Series A Warrants. While the Company disagreed at the time with this analysis, it recognized that an adverse judicial determination could result in substantial dilution to existing shareholders if the anti-dilution features of the warrants were triggered. Specifically, the investors currently hold 184,077 warrants in the aggregate, exercisable at $28.25 per warrant. If a court determined that the anti-dilution provision was triggered, then these warrants would be exchanged for 968,376 warrants at an exercise price of $5.37 per share.

In order to settle the disagreement with the warrant holders, the Company agreed with each of Capital Ventures and Hudson Bay to exchange the existing Series A Warrants for an equal number of new Series A Warrants and an additional 20,000 ordinary shares. On November 29, 2010, the Company entered into two separate exchange agreements (the “November Agreements”) with Capital Ventures and Hudson Bay, whereby the Company exchanged the outstanding Series A Warrants held by each of Capital Ventures and Hudson Bay for a new Series A Warrants to purchase the same number of ordinary shares and under exactly the same terms prescribed by the Series A Warrants and an additional 20,000 ordinary shares of the Company which were restricted and could not be offered for sale, sold, transferred or assigned prior to May 28, 2011, respectively. The issuance or register of such shares was completed on January 6, 2011.

The fair value of the ordinary shares of RMB1.4 million was recorded as additional paid-in capital and finance cost in the consolidated financial statements for the year ended December 31, 2010.

On December 22, 2011, the Company announced a share repurchase program to repurchase up to US$2 million worth of its ordinary shares over the next 12 months. For the year ended December 31, 2012, the Company repurchased 65,045 shares with an average price of US$3.87 per share. As the cancellation of repurchased shares had not been completed as of December 31, 2012, the Group recorded the payments for shares repurchase in treasury stocks.

In January 2013, the share repurchase was completed, and the Group reversed the treasury stocks and deducted the ordinary shares and additional paid-in capital.

In October 2013, 9,000 vested restricted shares were issued. Accordingly, the issued and outstanding number of ordinary shares increased. The Company deducted the additional paid-in capital and increased the ordinary shares with amount of the par value of the 9,000 shares.